Income Tax - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax liability
Unrealized gain on securities	$ (1,707)
Total deferred tax liability	(1,707)
Deferred tax liability, net of allowance	(1,707)
XL Hybrids, Inc [Member]
Deferred tax liability
Net operating loss carryforwards	15,239,000	$ 11,718,000
Tax creditt carryforwards	1,341,000	1,275,000
Reserves	308,000	380,000
Share-based compensation	308,000	88,000
Depreciation and amortization	(16,000)	18,000
Other	91,000	59,000
Total deferred tax assets	17,271,000	13,538,000
Less valuation allowance	(17,271,000)	(13,538,000)
Net deferred tax assets (liabilities)	$ 0	$ 0